Mirzam Capital Appreciation Fund
SUMMARY SECTION
Investment Objective
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Mirzam Capital Appreciation Fund
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mirzam Capital Appreciation Fund
Management fees		1.50%
Distribution and/or Service (12b-1) Fees		0.25%
Other expenses		2.35%
Acquired fund fees and expenses		0.02%
Total annual fund operating expenses		4.12%
Fee waivers/expense reimbursement	[1]	(2.36%)
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement		1.76%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary so that the total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.49% of the Fund's average daily net assets through November 30, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the adviser’s agreement to waive fees/reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Mirzam Capital Appreciation Fund	179	805	1,698	4,003

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.84 % of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and foreign companies that the Fund’s portfolio managers believe have potential for long-term growth. The Fund’s portfolio managers use a disciplined process to identify businesses that they believe have competitive advantages, sound financials, strong cash flows and talented management teams who have exhibited a commitment to their companies (such as through significant stock ownership). During their review, the portfolio managers attempt to exclude companies engaging in practices that dilute shareholder value, such as payment of unreasonable compensation to executives through excessive stock-based compensation plans, or the existence or appearance of waste of corporate assets. From the information gathered through this process, the portfolio managers create earnings models that make projections about a company’s future financial performance, and proprietary valuation models that determine a reasonable price at which the Fund should purchase the company’s stock. The Fund seeks to purchase securities that trade at reasonable prices or prices below the companies’ intrinsic values.

The Fund invests primarily in equity securities of companies of all market capitalizations, including common stocks and common stock equivalents (such as rights, warrants and convertible securities), equity real estate investment trusts (REITs), and publicly-traded master limited partnerships and royalty trusts that typically invest in commodities or real estate. The Fund also invests in securities of other investment companies that primarily invest in equity securities, including other mutual funds, exchange-traded funds (ETFs) and closed-end funds. The Fund may invest a substantial portion of its assets in equity securities of foreign companies located in developed and emerging markets. The Fund may invest in foreign securities directly, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs), which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs may be sponsored or unsponsored.

Although the Fund is a diversified mutual fund, the Fund’s investment strategy emphasizes the application of diligent research to find investments that meet strict investment criteria. As a result, the Fund may invest in fewer stocks compared with other mutual funds that are more broadly diversified, and there could be a significant delay between the time that an investment is made in the Fund and the time that the Fund invests the proceeds.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The sub-adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Foreign Securities Risk. The Fund may directly (or through ADRs or GDRs) invest in foreign securities, which are subject to additional risks not typically associated with investments in domestic securities, such as currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.
  Emerging Market Risk. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.
  Investment Company Securities Risk. The Fund will incur higher and duplicative expenses when it invests in money market funds, ETFs and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds (such as the use of derivatives by the underlying funds).
  Small and Mid-Size Company Risk. Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Diversification Risk. Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.
  Sector Focus Risk. From time to time, the Fund may focus its investments in particular sectors, such as real estate, energy or steel and metals, and weakness in these sectors could result in significant losses to the Fund. Companies in each of these industries are subject to a number of risks discussed in more detail above. For example, companies in the real estate sector are subject to possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. Energy companies may be significantly affected by supply and demand factors, including weather, and general economic, social and political conditions, and by changes in domestic or foreign government regulation of energy related industries. The steel and metals sector can be significantly affected by events relating to international political and economic developments, energy conservation, commodity prices, competition and tax and other government regulations.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter: 2nd Quarter, 2009, 26.03%

Worst Quarter: 3rd Quarter, 2008, -20.25%

The Fund’s year-to-date return as of September 30, 2011 was -18.93%.

Average Annual Total Returns (for the period ended December 31, 2010 )
Average Annual Total Returns Mirzam Capital Appreciation Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Before Taxes	Mirzam Capital Appreciation Fund	Before Taxes		12.51%	3.46%	Aug 14, 2007
After Taxes on Distributions	Mirzam Capital Appreciation Fund	After Taxes on Distributions		12.14%	2.97%	Aug 14, 2007
After Taxes on Distributions and Sale of Fund Shares	Mirzam Capital Appreciation Fund	After Taxes on Distributions and Sale of Fund Shares		8.10%	2.64%	Aug 14, 2007
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.09%	(2.05%)	Aug 14, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 693-8056 or accessed on the Fund’s website at www.mirzamfunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 28, 2011
Prospectus Date	rr_ProspectusDate	Nov 28, 2011
Mirzam Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.12%
Fee waivers/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.36%) [1]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the adviser’s agreement to waive fees/reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	rr_ExpenseExampleYear01	179
3 years	rr_ExpenseExampleYear03	805
5 years	rr_ExpenseExampleYear05	1,698
10 years	rr_ExpenseExampleYear10	4,003
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.84 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.84%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and foreign companies that the Fund’s portfolio managers believe have potential for long-term growth. The Fund’s portfolio managers use a disciplined process to identify businesses that they believe have competitive advantages, sound financials, strong cash flows and talented management teams who have exhibited a commitment to their companies (such as through significant stock ownership). During their review, the portfolio managers attempt to exclude companies engaging in practices that dilute shareholder value, such as payment of unreasonable compensation to executives through excessive stock-based compensation plans, or the existence or appearance of waste of corporate assets. From the information gathered through this process, the portfolio managers create earnings models that make projections about a company’s future financial performance, and proprietary valuation models that determine a reasonable price at which the Fund should purchase the company’s stock. The Fund seeks to purchase securities that trade at reasonable prices or prices below the companies’ intrinsic values.

The Fund invests primarily in equity securities of companies of all market capitalizations, including common stocks and common stock equivalents (such as rights, warrants and convertible securities), equity real estate investment trusts (REITs), and publicly-traded master limited partnerships and royalty trusts that typically invest in commodities or real estate. The Fund also invests in securities of other investment companies that primarily invest in equity securities, including other mutual funds, exchange-traded funds (ETFs) and closed-end funds. The Fund may invest a substantial portion of its assets in equity securities of foreign companies located in developed and emerging markets. The Fund may invest in foreign securities directly, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs), which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs may be sponsored or unsponsored.

Although the Fund is a diversified mutual fund, the Fund’s investment strategy emphasizes the application of diligent research to find investments that meet strict investment criteria. As a result, the Fund may invest in fewer stocks compared with other mutual funds that are more broadly diversified, and there could be a significant delay between the time that an investment is made in the Fund and the time that the Fund invests the proceeds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in equity securities of companies of all market capitalizations, including common stocks and common stock equivalents (such as rights, warrants and convertible securities), equity real estate investment trusts (REITs), and publicly-traded master limited partnerships and royalty trusts that typically invest in commodities or real estate. The Fund also invests in securities of other investment companies that primarily invest in equity securities, including other mutual funds, exchange-traded funds (ETFs) and closed-end funds. The Fund may invest a substantial portion of its assets in equity securities of foreign companies located in developed and emerging markets. The Fund may invest in foreign securities directly, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs), which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs may be sponsored or unsponsored.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The sub-adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.
  Foreign Securities Risk. The Fund may directly (or through ADRs or GDRs) invest in foreign securities, which are subject to additional risks not typically associated with investments in domestic securities, such as currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.
  Emerging Market Risk. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.
  Investment Company Securities Risk. The Fund will incur higher and duplicative expenses when it invests in money market funds, ETFs and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds (such as the use of derivatives by the underlying funds).
  Small and Mid-Size Company Risk. Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Diversification Risk. Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.
  Sector Focus Risk. From time to time, the Fund may focus its investments in particular sectors, such as real estate, energy or steel and metals, and weakness in these sectors could result in significant losses to the Fund. Companies in each of these industries are subject to a number of risks discussed in more detail above. For example, companies in the real estate sector are subject to possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. Energy companies may be significantly affected by supply and demand factors, including weather, and general economic, social and political conditions, and by changes in domestic or foreign government regulation of energy related industries. The steel and metals sector can be significantly affected by events relating to international political and economic developments, energy conservation, commodity prices, competition and tax and other government regulations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2008	rr_AnnualReturn2008	(32.92%)
2009	rr_AnnualReturn2009	40.57%
2010	rr_AnnualReturn2010	12.51%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Best Quarter: 2nd Quarter, 2009, 26.03%

Worst Quarter: 3rd Quarter, 2008, -20.25%

The Fund’s year-to-date return as of September 30, 2011 was -18.93%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.93%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 693-8056 or accessed on the Fund’s website at www.mirzamfunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 693-8056
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mirzamfunds.com
Mirzam Capital Appreciation Fund | Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mirzam Capital Appreciation Fund
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2007
Mirzam Capital Appreciation Fund | After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mirzam Capital Appreciation Fund
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	12.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2007
Mirzam Capital Appreciation Fund | After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mirzam Capital Appreciation Fund
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2007
Mirzam Capital Appreciation Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 14, 2007

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary so that the total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.49% of the Fund's average daily net assets through November 30, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.